Commitment and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under non-cancellable operating leases	$ 8,612	$ 7,860